Fair Value of Financial Instruments	12 Months Ended
Jun. 28, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
Under U.S. GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. U.S. GAAP also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability. The fair value hierarchy is categorized into three levels based on the reliability of inputs as follows:
•Level 1 - Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
•Level 2 - Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
•Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The financial assets for which the Company performs recurring fair value remeasurements are cash equivalents, short-term investments and long-term investments. As of June 28, 2020, financial assets utilizing Level 1 inputs included money market funds, U.S. treasury securities and U.S. agency securities, and financial assets utilizing Level 2 inputs included municipal bonds, corporate bonds, certificates of deposit, commercial paper, variable rate demand notes and common stock of non-U.S. corporations. Level 2 assets are valued based on quoted prices in active markets for instruments that are similar or using a third-party pricing service’s consensus price, which is a weighted average price based on multiple sources. These sources determine prices utilizing market income models which factor in, where applicable, transactions of similar assets in active markets, transactions of identical assets in infrequent markets, interest rates, bond or credit default swap spreads and volatility. The Company did not have any financial assets requiring the use of Level 3 inputs as of June 28, 2020. There were no transfers between Level 1 and Level 2 during the year ended June 28, 2020.
Financial instruments carried at fair value were as follows:

	June 28, 2020				June 30, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$199.9	$—	$—	$199.9	$95.0	$—	$—	$95.0
Corporate bonds	—	—	—	—	—	15.0	—	15.0
U.S. agency securities	—	19.6	—	19.6	—	18.8	—	18.8
U.S. treasury securities	19.0	—	—	19.0	2.5	—	—	2.5
Certificates of deposit	—	54.3	—	54.3	—	105.8	—	105.8
Commercial paper	—	11.1	—	11.1	—	1.0	—	1.0
Total cash equivalents	218.9	85.0	—	303.9	97.5	140.6	—	238.1
Short-term investments:
Municipal bonds	—	132.0	—	132.0	—	78.5	—	78.5
Corporate bonds	—	480.1	—	480.1	—	257.0	—	257.0
U.S. agency securities	—	29.1	—	29.1	—	25.6	—	25.6
U.S. treasury securities	52.9	—	—	52.9	92.5	—	—	92.5
Certificates of deposit	—	83.3	—	83.3	—	63.2	—	63.2
Commercial paper	—	11.0	—	11.0	—	7.8	—	7.8
Variable rate demand note	—	2.5	—	2.5	—	16.9	—	16.9
Total short-term investments	52.9	738.0	—	790.9	92.5	449.0	—	541.5
Other long-term investments:
Common stock of non-U.S. corporations	—	55.9	—	55.9	—	39.5	—	39.5
Total assets	$271.8	$878.9	$—	$1,150.7	$190.0	$629.1	$—	$819.1